GUARANTEES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of commitments and contingent liabilities [Table Text Block]
	Total	Year 1	(3)	Year 2	Year 3	Year 4	Year 5+
Operating leases (1)	$10,201	$2,180		$2,099	$1,974	$1,912	$2,036
Principal revenue (2)	337,784	187,433		146,351	4,000	-	-
	$347,985	$189,613		$148,450	$5,974	$1,912	$2,036